Licensing Arrangement	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Licensing Arrangement

6	Licensing arrangements

(a)	Macrilen™ License Agreement

On January 16, 2018, the Company, through AEZS Germany, entered into License Agreement with Strongbridge Ireland Limited (“Strongbridge”) to carry out development, manufacturing, registration, regulatory and supply chain services for the commercialization of Macrilen™ (macimorelin) in the U.S. and Canada, which provides for (i) the “right to use” license relating to the Adult Indication; (ii) the sale of the right to acquire a license of a future FDA-approved Pediatric Indication; (iii) the licensee to fund 70% of the costs of a pediatric clinical trial submitted for approval to the EMA and FDA to be run by the Company with customary oversight from a joint steering committee; and (iv) for a Supply Arrangement. Effective December 19, 2018, Strongbridge sold the entity which owned the License Agreement for the U.S. and Canadian rights to Macrilen™ (macimorelin) to Novo. In 2019, the Supply Arrangement was concluded and Novo contracted AEZS Germany to provide supply chain services for the manufacture of Macrilen™ (macimorelin).

(i) Adult Indication

Under the terms of the License Agreement, and for as long as Macrilen™ (macimorelin) is patent-protected, the Company will be entitled to a 15% royalty on annual net sales up to $75,000 and an 18% royalty on annual net sales above $75,000. Following the end of patent protection in United States or Canada for Macrilen™ (macimorelin), the Company will be entitled to a 5% royalty on net sales in that country. In addition, the Company will also receive one-time payments ranging from $4,000 to $100,000 upon the achievement of commercial milestones going from $25,000 annual net sales up to $500,000 annual net sales.

In January 2018, the Company received a cash payment of $24,000 from Strongbridge and on July 23, 2018, Strongbridge launched product sales of Macrilen™ (macimorelin) in the U.S.

Royalty income earned under the License Agreement for the year ended December 31, 2019 was $45 (2018- $184).

(ii) Pediatric Indication

Upon approval by the FDA of a pediatric indication for Macrilen™ (macimorelin), the Company will receive a one-time milestone payment of $5,000. This amount will be recognized once it is probable that it will be received.

Transaction price

Analysis of the total discounted cash flows of both the $24,000 payment and the $5,000 payment upon FDA approval of the Pediatric Instance demonstrates that 84% of the future revenue streams would be derived from the Adult Indication and 16% from the Pediatric Indication. On a relative fair value basis, the Company has allocated the transaction price to the performance obligations resulting in $23.600 being allocated to the Adult Indication and being recognized as license fee revenue in the consolidated statements of comprehensive (loss) income effective January 2018, and $400 being allocated to the right to a future Pediatric Indication, which is recognized as deferred revenue on the consolidated statements of financial position and amortized monthly beginning January 2018, over a period of 5.4 years, into the consolidated statements of comprehensive (loss) income.

(iii) PIP Study

During 2019, the Company invoiced its licensee $979 (2018 – $358) as its share of the costs incurred by the Company under the PIP. The Company considers the funding arrangement under the PIP to be a collaboration arrangement under IFRS 11 and has accounted for the invoicing as a reduction of costs incurred during the period. This amount is presented in the consolidated statement of financial position as trade and other receivables and has been fully collected.

(iv) Supply Chain Arrangement

The Company agreed, in the Interim Supply Arrangement to the License Agreement, to supply ingredients for the manufacture of Macrilen™ (macimorelin) during an interim period at a price that is set ‘at cost’ without any profit margin. The Company believes the stand-alone selling price of the manufacturing ingredients to be their cost, as that approximates the amount at which Novo would be able to procure those same goods with other suppliers. In November 2019, Novo contracted with AEZS Germany, to provide supply chain services including provision of supervision of stability studies (support services) as well as API batch production and delivery of certain API and semi-finished goods. The Company has determined the stand-alone selling price of the support services and API batch production and delivery to be their respective cost, as those approximate the amount at which Novo would be able to procure those same goods and services with other suppliers.

For all supply arrangement activities, either under the Interim Supply Agreement or the Supply Agreement with Novo, in 2019, the Company invoiced $1,159 (2018 – $2,167) and has received payment in full for these invoices. These items are presented in the consolidated statements of comprehensive (loss) income as product sales; supply chain, sales commissions and other revenue and as cost of sales when the performance obligations have been met and deferred revenue on the consolidated statements of financial position when payments have been received in advance of revenue recognition.

(b)	Zoptrex™ License Agreement

On December 1, 2014, the Company entered into an exclusive master collaboration agreement, a technology transfer and technical assistance agreement (“TTA”) and a license agreement with Sinopharm A-Think Pharmaceuticals Co., Ltd. (“Sinopharm”) for the development, manufacture and commercialization of Zoptrex™ in all human uses, in the People’s Republic of China, including Hong Kong and Macau. Under the terms of the TTA, Sinopharm made a one-time, non-refundable payment of $1,000 to the Company in consideration for the transfer of technical documentation and materials, know-how and technical assistance services. At December 31, 2017, the Company had deferred revenues net of amortization of $541 relating to non-refundable upfront payments and, due to events that occurred in 2017, the Company does not anticipate development of Zoptrex™ under the licensing agreements. In the first quarter of 2018, the Company recognized this amount as revenue.